Supplement dated November 15, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus dated May 1, 2024 for Protective Executive Benefits Registered VUL
issued by Protective Life Insurance Company
Protective COLI VUL

Supplement dated November 15, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus dated May 1, 2024 for Protective Executive Benefits Registered VUL NY
issued by Protective Life and Annuity Insurance Company
Protective NY COLI VUL

This Supplement amends certain information in your variable universal life policy prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended so as all references to Putnam Investments Limited are hereby deleted and replaced with Franklin Templeton Investment Management Limited as follows:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Putnam VT Focused International Equity Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc. (1)	0.82%	19.56%	9.15%	5.93%
Allocation	Putnam VT Global Asset Allocation Fund – Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited (1)	0.86%	17.78%	8.41%	6.61%
Taxable Bond	Putnam VT High Yield Fund – Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.75%	12.29%	4.82%	3.87%
Taxable Bond	Putnam VT Income Fund – Class IB - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.89%	4.69%	0.37%	1.43%
International Equity	Putnam VT International Value Fund - Class IA - Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.88%	19.08%	9.96%	4.14%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Putnam Investment Management, LLC ; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.65%	44.89%	18.80%	14.68%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.57%	15.92%	14.78%	10.54%
U.S. Equity	Putnam VT Research Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.74%	29.16%	16.45%	12.24%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.78%	24.13%	14.45%	8.09%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc. (1)	0.82%	28.83%	12.56%	8.72%

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at
1-800-456-6330. Please keep this Supplement for future reference.

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